Financial risk management and financial instruments (Tables)	12 Months Ended
Jun. 30, 2018
Financial risk management and financial instruments
Summary of classification of financial instruments

		Carrying value
		At fair value
		through
		profit and	Available-	Amortised	Held-to-
		loss	for-sale	cost	maturity	Fair value
	Note	Rm	Rm	Rm	Rm	Rm
2018
Financial assets
Investments in listed securities		—	682	—	—	682
Investments in unlisted securities		—	244	—	—	244
Other long-term investments		—	—	—	25	25
Long-term receivables	19	—	—	3 786	—	3 786
Long- and short-term financial assets		1 827	—	—	—	1 827
Trade and other receivables**		—	—	26 648	—	26 648	*
Cash and cash equivalents	27	—	—	17 128	—	17 128	*
Financial liabilities
Listed long-term debt (US Dollar Bond)+	16	—	—	13 704	—	13 345
Unlisted long-term debt+	16	—	—	95 750	—	95 984
Short-term debt and bank overdraft		—	—	2 035	—	2 035	*
Long- and short-term financial liabilities		2 059	—	—	—	2 059
Trade and other payables+	25	—	—	26 518	—	26 518	*

		Carrying value
		At fair value
		through
		profit and	Available-	Amortised	Held-to-
		loss	for-sale	cost	maturity	Fair value
	Note	Rm	Rm	Rm	Rm	Rm
2017
Financial assets
Investments in listed securities		—	681	—	—	681
Investments in unlisted securities		—	225	—	—	225
Other long-term investments		—	—	—	81	81
Long-term receivables	19	—	—	3 737	—	3 737
Short-term financial assets		2 739	—	—	—	2 739
Trade and other receivables**		—	—	24 675	—	24 675	*
Cash and cash equivalents	27	—	—	29 446	—	29 446	*
Financial liabilities
Listed long-term debt (US Dollar Bond)+	16	—	—	13 014	—	13 365
Unlisted long-term debt+	16	—	—	68 153	—	68 896
Short-term debt and bank overdraft		—	—	2 986	—	2 986	*
Long- and short-term financial liabilities		1 473	—	—	—	1 473
Trade and other payables+	25	—	—	26 131	—	26 131	*

*     The fair value of these instruments approximates carrying value, due to their short-term nature.

**   Trade and other receivables includes employee-related and insurance-related receivables.

+        Includes unamortised loan costs.

Maturity profile of the undiscounted cash flows of derivative and non-derivative financial instruments

		Contractual	Within	One to	More than
		cash flows*	one year	five years	five years
	Note	Rm	Rm	Rm	Rm
2018
Financial assets
Non-derivative instruments
Long-term receivables	19	3 786	97	1 489	2 200
Trade and other receivables	24	26 648	26 648	—	—
Cash restricted for use	27	1 980	1 980	—	—
Cash	27	15 148	15 148	—	—
Investments available-for-sale		926	926	—	—
Investments held-to-maturity		25	—	25	—

		48 513	44 799	1 514	2 200
Derivative instruments
Foreign exchange contracts		1 214	1 214	—	—
Interest rate swap		246	—	—	246
Zero cost collar		979	979	—	—
Crude oil options		482	482	—	—
Ethane swaps		33	33	—	—

		51 467	47 507	1 514	2 446

Financial liabilities
Non-derivative instruments
Long-term debt	16	(139 294)	(16 612)	(86 415)	(36 267)
Short-term debt	16	(1 946)	(1 946)	—	—
Trade and other payables	25	(26 518)	(26 518)	—	—
Bank overdraft	27	(89)	(89)	—	—
Financial guarantees**		(1 539)	(1 539)	—	—

		(169 386)	(46 704)	(86 415)	(36 267)
Derivative instruments
Foreign exchange contracts		(1 217)	(1 217)	—	—
Coal swaps		(414)	(414)	—	—
Zero cost collar		(1 317)	(1 317)	—	—
Crude oil futures		(91)	(91)	—	—

		(172 425)	(49 743)	(86 415)	(36 267)

* Contractual cash flows include interest payments.

** Issued financial guarantees contracts are all repayable on default, however the likelihood of default is considered remote.

		Contractual	Within	One to	More than
		cash flows*	one year	five years	five years
	Note	Rm	Rm	Rm	Rm
2017
Financial assets
Non-derivative instruments
Long-term receivables	19	2 003	—	696	1 307
Trade and other receivables	24	24 675	24 675	—	—
Cash restricted for use	27	1 803	1 803	—	—
Cash	27	27 643	27 643	—	—
Investments available-for-sale		906	906	—	—
Investments held-to-maturity		81	—	81	—

		57 111	55 027	777	1 307
Derivative instruments
Foreign exchange contracts		515	515	—	—
Coal swaps		21	21	—	—
Zero cost collar		1 546	1 546	—	—
Crude oil futures		52	52	—	—
Crude oil options		1 116	1 116	—	—

		60 361	58 277	777	1 307

Financial liabilities
Non-derivative instruments
Long-term debt	16	(94 044)	(9 783)	(68 332)	(15 929)
Short-term debt	16	(2 625)	(2 625)	—	—
Trade and other payables	25	(26 131)	(26 131)	—	—
Bank overdraft	27	(123)	(123)	—	—
Financial guarantees**		(89)	(89)	—	—

		(123 012)	(38 751)	(68 332)	(15 929)
Derivative instruments
Interest rate swap		(1 070)	—	—	(1 070)
Foreign exchange contracts		(904)	(904)	—	—
Coal swaps		(2)	(2)	—	—
Zero cost collar		(3)	(3)	—	—

		(124 991)	(39 660)	(68 332)	(16 999)

* Contractual cash flows include interest payments.

** Issued financial guarantees contracts are all repayable on default, however the likelihood of default is considered remote.

Schedule of foreign exchange rates
	Average rate		Closing rate
	2018	2017	2018	2017
	Rand	Rand	Rand	Rand
Rand/Euro	15,34	14,83	16,04	14,92
Rand/US dollar	12,85	13,61	13,73	13,06

Summary of interest rate profile of interest-bearing financial instruments including the effect of the interest rate swap

Carrying value
	2018	2017
	Rm	Rm
Variable rate instruments
Financial assets	18 657	29 044
Financial liabilities	(58 908)	(38 454)

	(40 251)	(9 410)

Fixed rate instruments
Financial assets	97	250
Financial liabilities	(51 144)	(44 395)

	(51 047)	(44 145)

Interest profile (variable: fixed rate as a percentage of total financial assets)	99:1	99:1
Interest profile (variable: fixed rate as a percentage of total financial liabilities)	54:46	46:54

Schedule of derivative transactions

	2018	2017	2016
	Rm	Rm	Rm
Financial instruments
Net (loss)/gain on derivative instruments
Foreign exchange contracts (losses)/gains	121	(1 107)	920
Put option crude oil derivatives	(3 303)	(237)	—
Zero cost collar foreign exchange derivatives	936	1 608	—
Crude oil futures	(687)	277	330
Coal swaps	(1 024)	94	—
Ethane swaps	29	—	—
Interest rate swap	52	14	15

	(3 876)	649	1 265

Statement of financial position impact

	2018	2017
	Rm	Rm
Financial instrument
Derivative financial assets
Foreign exchange contracts	42	4
Coal swaps	—	21
Crude oil futures	—	52
Zero cost collar	979	1 546
Crude oil options	482	1 116
Interest rate swap	291	—
Ethane swaps	33	—

	1 827	2 739

Derivative financial liabilities
Foreign exchange contracts	(45)	(393)
Coal swaps	(414)	(2)
Crude oil futures	(91)	—
Zero cost collar	(1 317)	(3)
Interest rate swap	(45)	(1 070)

	(1 912)	(1 468)
Non-derivative financial liabilities
Financial guarantees	(147)	(5)

	(2 059)	(1 473)

Derivatives designated in hedge relationships

	Fair value	Fair value
	of assets	of assets
	(liabilities)	(liabilities)
	2018	2017
	Rm	Rm
Interest rate derivatives - cash flow hedge	246	(1 070)

	Fair value	Fair value	Fair value	Fair value		Contract /	Contract /
	of assets	of assets	of liabilities	of liabilities		Notional	Notional
	2018	2017	2018	2017		amount*	amount*
	Rm	Rm	Rm	Rm		2018	2017
Derivatives held for trading
Foreign exchange
contracts	42	4	(45)	(393)	US$m	226	300
Crude oil futures	—	52	(91)	—	US$m	194	123

	42	56	(136)	(393)

*	The notional amount is the sum of the absolute value of all contracts for both derivative assets and liabilities.

		2018	2017
Brent crude oil - Put options
Premium paid	US$m	207	103
Number of barrels	million	98	55
Open positions	million	48	25
Settled	million	50	30
Average Brent crude oil price floor, net of costs (open positions)	US$/bbl	53,36	48,15
Realised losses recognised in the income statement	Rm	(1 605)	(732)
Unrealised (losses)/gains recognised in the income statement	Rm	(1 698)	495
Amount included in the statement of financial position	Rm	482	1 116

Rand/US dollar currency - Zero-cost collar instruments
US$ exposure - open positions	US$bn	4	4
Annual average floor	R/US$	13,14	13,46
Annual average cap	R/US$	15,14	15,51
Realised gains recognised in the income statement	Rm	2 772	—
Unrealised (losses)/gains recognised in the income statement	Rm	(1 836)	1 608
Amount included in the statement of financial position	Rm	(338)	1 543

Export coal - Swap options
Number of tons	million	4,20	3,93
Open positions	million	1,40	2,10
Settled	million	2,80	1,83
Average coal swap price (open positions)	US$/ton	81,82	77,52
Realised (losses)/gains recognised in the income statement	Rm	(618)	74
Unrealised (losses)/gains recognised in the income statement	Rm	(406)	20
Amount included in the statement of financial position	Rm	(414)	19

Ethane - Swap options
Number of barrels	million	5,80	—
Open positions	million	3,50	—
Settled	million	2,30	—
Average ethane swap price (open positions)	US$c/gal	27	—
Realised losses recognised in the income statement	Rm	(1)	—
Unrealised gains recognised in the income statement	Rm	30	—
Amount included in the statement of financial position	Rm	33	—

Sensitivity analysis of derivative transactions

				Brent crude oil
		Volatility		price		Rand/US$	US$ Libor curve
30 June 2018		+2%	-2%	+USD 2/bbl	-USD 2/bbl	-R1/USD*	+0,5%	-0,5%
Crude oil options	Rm	88	(80)	(68)	81
Zero-cost collar	Rm	27	(22)			2 731
Interest rate swap	Rm						866	(865)
30 June 2017
Crude oil options	Rm	50	(50)	(351)	427
Zero-cost collar	Rm	90	(99)			3 479
Interest rate swap	Rm						940	(940)

*

A weakening of the Rand/US$ spot exchange rate of R1,41, will likely result in the spot price falling within the corridor of the cap and floor rates of the zero-cost collars. No gain or loss will be made if these derivatives are settled at a spot price between the cap and floor. The exchange rate would have to weaken by at least R1,41/US$, up to the cap of R15,14, before losses are incurred on the derivatives.

Schedule of assets and liabilities measured at fair value

	Fair value			Fair value
	30 June			hierarchy
Financial instrument	2018	Valuation method	Significant inputs	of inputs
Financial assets
Investments in listed securities	682	Quoted market price for the same instrument	Quoted market price for the same instrument	Level 1
Investments in unlisted securities	244	Discounted cash flow

Forecasted earnings, capital expenditure and debt cash flows of the underlying business, based on the forecasted assumptions of inflation, exchange rates, commodity prices etc. Appropriate WACC for the region.

Level 3
Other long-term investments	25	Discounted cash flow	Market related interest rates.	Level 3
Long-term receivables	3 883	Discounted cash flow	Market related interest rates.	Level 3
Derivative assets	1 827	Forward rate interpolator model, appropriate currency specific discount curve, discounted expected cash flows, numerical approximation	Forward exchange contracted rates, market foreign exchange rates, forward contract rates, market commodity prices, coal prices, crude oil prices	Level 2
Trade and other receivables	26 648	Discounted cash flow	Market related interest rates.	Level 3 *
Cash and cash equivalents	17 128	**	**	Level 1 **
Financial liabilities
Listed long-term debt	13 345	Quoted market price for the same instrument	Quoted market price for the same instrument	Level 1
Unlisted long-term debt	95 984	Discounted cash flow	Market related interest rates	Level 3
Short-term debt and bank overdraft	2 035	Discounted cash flow	Market related interest rates	Level 3 *
Derivative liabilities	2 059	Discounted net cash flows, using a swap curve to infer the future floating cash flows, forward rate interpolator model, discounted expected cash flows, numerical approximation	US$Overnight Indexed Swap (OIS) curve, recovery probabilities, forward exchange contracted rates, coal prices, market foreign exchange rates	Level 2
Trade and other payables	26 518	Discounted cash flow	Market related interest rates	Level 3 *

*The fair value of these instruments approximates their carrying value, due to their short-term nature.

**The carrying value of cash is considered to reflect its fair value.

Foreign currency risk
Financial risk management and financial instruments
Schedules of information related to foreign currency risk and commodity price risk

	2018		2017
	Euro	US dollar	Euro	US dollar
	Rm	Rm	Rm	Rm
Trade and other receivables	586	2 500	312	1 911
Cash restricted for use	—	245	—	515
Cash	2 257	1 207	2 410	1 755

Net exposure on assets	2 843	3 952	2 722	4 181

Long-term debt	(153)	(1 651)	(103)	(31)
Short-term debt	—	(23)	(2 542)	(22)
Trade and other payables	(128)	(1 248)	(166)	(986)
Bank overdraft	—	—	—	(14)

Net exposure on liabilities	(281)	(2 922)	(2 811)	(1 053)

Exposure on external balances	2 562	1 030	(89)	3 128

Net exposure on balances between group companies	(2 391)	9 584	(2 871)	8 262

Total net exposure	171	10 614	(2 960)	11 390

Schedule of sensitivity analysis
	2018		2017
		Income		Income
	Equity	statement	Equity	statement
	Rm	Rm	Rm	Rm
Euro	17	17	(296)	(296)
US dollar	1 053	1 053	1 139	1 139

Interest rate risk
Financial risk management and financial instruments
Schedule of sensitivity analysis

	Income statement – 1% increase
			United States
	South Africa	Europe	of America	Other
	Rm	Rm	Rm	Rm
30 June 2018	(66)	6	(362)	18
30 June 2017	(82)	7	(42)	23

	Income statement – 1% decrease
			United States
	South Africa	Europe*	of America*	Other*
	Rm	Rm	Rm	Rm
30 June 2018	66	(6)	362	(18)
30 June 2017	81	—	—	—

*A decrease of 1% in interest rates for the United States of America and Europe will not have an effect on the income statement as it is not considered reasonably possible that the repo interest rates will decrease below 0%.

Schedule of information about cash flow hedges

			Fair value loss	Fair value loss		Over-
			recognised	recognised	Over-	effectiveness
			in other	in other	effectiveness	recognised
	Average		comprehensive	comprehensive	recognised in	in profit
	fixed		income	income	profit and loss	and loss
	rate		2018	2017	2018	2017
	%	Expiry	Rm	Rm	Rm	Rm
Interest rate derivatives - cash flow hedge
US$ – pay fixed rate receive floating rate**	2,70	December 2026	(950)	(1 560)	52	14

**Losses incurred on the movement in the swap derivative were recognised in other comprehensive income, as part of the effect of cash flow hedges, as it has been designated as the hedging instrument in the cash flow hedge of approximately 50% of the LIBOR risk associated with the US$3 995 million borrowings to fund the LCCP. This is capitalised to assets under construction as part of the specific borrowing cost of the LCCP.

Commodity price risk - crude oil
Financial risk management and financial instruments
Schedules of information related to foreign currency risk and commodity price risk

	Dated Brent Crude
	2018	2017
	US$	US$
High	80,29	56,30
Average	63,62	49,77
Low	46,53	40,26

	Contract		Within	Contract		Within
	amount	Fair value	one year	amount	Fair value	one year
	2018	2018	2018	2017	2017	2017
	Rm	Rm	Rm	Rm	Rm	Rm
Crude oil futures	2 792	(91)	(91)	1 602	52	52

Schedule of sensitivity analysis
	2018	2017
	Rm	Rm
Crude oil	(153)	(95)